TRANSCRIPT – IBEW Video (60 Seconds)

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Residences @ 150 Bagley project

Jimmy Vaughan, Business Agent, Plumbers and Gasfitters Local 12:

What HIT is doing is a win-win for everybody involved.

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583 Projects Nationwide

Kate Bennett, CEO, Boston Housing Authority:

They're investing in projects that have a greater purpose.

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124,922 Units of Housing

67% Affordable Housing

Chris Coleman, AFL-CIO HIT, Chair, Board of Trustees:

The dollars that the workers on these projects are earning get reinvested.

Alex Zurek, Sec. Treasurer, Michigan Labor District Council:

That money falls back into the AFL HIT programs, and then they invest in our local communities and put our people to work.

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$40.3 Billion Total Economic Impacts

Liz Shuler, President, AFL-CIO:

We can create jobs, and we can actually revitalize a whole community.

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95 St. Alphonsus Street Apartments project

Byron Osbern, Business Representative, IBEW Local 58:

The HIT Fund is our members' money in action.

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HIT’s IBEW Investment Impact

14,658 jobs

29.5 M Hours On-site Work for IBEW Members

Lou Antonellis, Business Manager, IBEW, Local 103:

We could take a sigh of relief knowing that HIT's projects are 100% union.

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HIT PROJECTS IN CONSTRUCTION/COMMITTED

AS OF DECEMBER 31, 2022

California

4 Projects Under Construction

1.6M Hours of Union Construction Work

$96.5M Invested or Allocated

Oregon

1 Project Under Construction

19.0K Hours of Construction Work

$24.4 M Invested or Allocated

Texas

1 Project Under Construction

0.3M Hours of Construction Work

$37.0M Invested or Allocated

Hawaii

1 Project Under Construction

0.4M Hours of Construction Work

$17.1M Invested or Allocated

Missouri

1 Project Under Construction

0.4M Hours of Construction Work

$32.0M Invested or Allocated

Minnesota

14 Projects Under Construction

3.8M Hours of Construction Work

$427.1M Invested or Allocated

Wisconsin

1 Project Under Construction

1.5M Hours of Construction Work

$104.7M Invested or Allocated

Illinois

8 Projects Under Construction

2.0M Hours of Construction Work

$284.0M Invested or Allocated

Michigan

2 Projects Under Construction

1.0M Hours of Construction Work

$55.8M Invested or Allocated

Ohio

1 Project Under Construction

0.4M Hours of Construction Work

$10.0M Invested or Allocated

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Pennsylvania

2 Projects Under Construction

0.4M Hours of Construction Work

$18.8M Invested or Allocated

New York

2 Projects Under Construction

5.9M Hours of Construction Work

$150.0M Invested or Allocated

Massachusetts

3 Projects Under Construction

1.9M Hours of Construction Work

$80.1M Invested or Allocated

Chris Coleman:

So really, the map for the future for any community, when they partner with Housing Investment Trust, it's a map of growth, it's a map of future success of your city.

HIT’s National Impact:

583 Projects

$10.4 Billion Invested Capital

194.7 Million Hours of Union Construction Work

219,282 Jobs Across Communities

124,922 Units of Housing (67% Affordable)

$40.3 Billion Total Economic Impacts

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AFL-CIO Housing Investment Trust

Competitive Returns | Union Construction Jobs | Housing Finance

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and subsidiary Building America CDE, Inc. project data. The data is current as of December 31, 2022. Economic impact data is in 2021 dollars and all other figures are nominal.

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055 or by viewing the HIT’s website at www.aflcio-hit.com. The prospectus should be read carefully before investing.

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